Stock-Based Compensation - Stock Award Information and Fair Value Assumptions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation
Unrecognized compensation cost related to stock options	$ 33.5
Stock-based compensation expense
Total stock-based compensation cost	30.2	$ 30.7	$ 25.9
Capitalized cost during the period	(3.5)	(9.0)	(1.1)
Amortization of capitalized cost during the period	1.2	6.7	0.6
Total stock-based compensation expense	27.9	28.4	25.4
Income tax benefit	$ 8.8	$ 11.9	$ 9.8
Weighted average period of recognition of unrecognized compensation cost related to stock options	1 year 1 month 6 days
Executive Incentive Program
Stock-based compensation
Shares reserved for grant under the plan (in shares)	4,200,000
Shares available for grant under the plan (in shares)	1,200,000
Stock options - annual equity grant
Stock-based compensation
Stock options granted (in shares)	395,000
Weighted-average assumptions used to estimate grant date fair value of stock options
Expected dividend yield (as a percent)	1.30%	1.60%
Expected life in years	4 years 9 months 18 days	4 years 10 months 24 days
Expected volatility (as a percent)	21.90%	21.30%
Risk-free interest rate (as a percent)	1.40%	2.50%
Weighted average grant date fair value (in dollars per share)	$ 29.29	$ 21.07
Fair value of equity awards granted	$ 11.6	$ 9.7
Stock options, one-time grant
Weighted-average assumptions used to estimate grant date fair value of stock options
Expected dividend yield (as a percent)			1.40%
Expected life in years			3 years 10 months 24 days
Expected volatility (as a percent)			20.70%
Risk-free interest rate (as a percent)			2.60%
Weighted average grant date fair value (in dollars per share)			$ 21.91
Fair value of equity awards granted			$ 13.6
Stock option awards
Stock-based compensation
Stock options granted (in shares)	395,000
Unrecognized compensation cost related to stock options	$ 6.1
Stock-based compensation expense
Total stock-based compensation cost	$ 10.4	9.9	$ 10.4
Vesting period	3 years
Maximum term life	10 years
Weighted-average assumptions used to estimate grant date fair value of stock options
Expected dividend yield (as a percent)			1.40%
Expected life in years			5 years 6 months
Expected volatility (as a percent)			23.10%
Risk-free interest rate (as a percent)			2.60%
Weighted average grant date fair value (in dollars per share)			$ 23.71
Fair value of equity awards granted			$ 9.1
Restricted stock awards
Stock-based compensation
Awards granted (in shares)	69,000
Unrecognized compensation cost related to stock options	$ 6.2
Stock-based compensation expense
Total stock-based compensation cost	$ 8.6	6.9	7.2
Vesting period	3 years
Weighted average period of recognition of unrecognized compensation cost related to stock options	1 year 8 months 12 days
Performance share awards
Stock-based compensation
Awards granted (in shares)	46,000
Unrecognized compensation cost related to stock options	$ 7.1
Stock-based compensation expense
Total stock-based compensation cost	$ 7.4	$ 5.5	$ 6.9
Vesting period	3 years
Weighted average period of recognition of unrecognized compensation cost related to stock options	1 year 9 months 18 days
Restricted stock units
Stock-based compensation
Awards granted (in shares)	8,000	12,000	13,000
Stock-based compensation expense
Total stock-based compensation cost	$ 1.4	$ 1.3	$ 1.4
Stock appreciation rights
Stock-based compensation
Unrecognized compensation cost related to stock options	1.6
Stock-based compensation expense
Total stock-based compensation cost	$ 2.4	7.1	$ 0.0
Weighted average period of recognition of unrecognized compensation cost related to stock options	3 months 18 days
Weighted-average assumptions used to estimate grant date fair value of stock options
Expected dividend yield (as a percent)	1.50%
Expected life in years	3 months 18 days
Expected volatility (as a percent)	30.10%
Risk-free interest rate (as a percent)	0.10%
Weighted average grant date fair value (in dollars per share)	$ 48.24
Fair value of equity awards granted	$ 13.5
Q2 2018 Stock option and stock appreciation right grant
Stock-based compensation expense
Total stock-based compensation cost	4.0	9.8
Capitalized cost during the period	$ (4.9)	$ (2.7)